Share Based Compensation - Components of Share-Based Compensation Expense (Income) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Cash-settled awards	$ 6,465	$ 1,095	$ 6,023
Equity-settled awards	3,059	941	0
Restricted stock	2,154	2,505	3,461
Stock options	3,251	2,526	2,112
Total share-based compensation	$ 14,929	$ 7,067	$ 11,596